Provisions for legal proceedings and contingent liabilities (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Amount of these claims	R$ 194,695	R$ 179,370,000
Amount under discussion	1,400,000	1,300,000
Amount of provision for possibility of outflow of resources	21,000	19,000
Amount evaluated as possible loss	262,000
Possible amount chance to loss	R$ 283,000	257,000
I r and c s l member
IfrsStatementLineItems [Line Items]
Percentage amount of the tax deficiency notice	150.00%
Adjusted amount of uncertain tax treatment	R$ 1,200,000	1,100,000
Adjusted amount of uncertain tax estimate	1,100,000	1,100,000
Claims with possible chance of loss	462,000	430,000
Tax contingent liability [member] | Social security contributions member
IfrsStatementLineItems [Line Items]
Other administrative proceedings	176,000	173,000
Tax contingent liability [member] | I r p j and c s l l foreign earned income member
IfrsStatementLineItems [Line Items]
Adjusted amount of uncertain tax treatment	10,600,000	8,800,000
Civil claims resale of solvents member
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	302,000	265,000
Environmental member
IfrsStatementLineItems [Line Items]
Payment for indemnifiction	363,000	325,000
Social security member
IfrsStatementLineItems [Line Items]
Estimated amount	R$ 379,000	332,000
Tax Claims I C M S [Member]
IfrsStatementLineItems [Line Items]
Percentage fine for tax offense	100.00%
Amounts indicated in tax	R$ 480,389
Adjusted value of cases	639,000	587,000
Tax Claims I C M S [Member] | P i s and c o f i n s taxes member
IfrsStatementLineItems [Line Items]
Updated value of this proceeding amounted	967,000	910,000
Tax Claims I C M S [Member] | Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Provisions for fine for tax offense	329,125	313,380
Claims with possible chance of loss	768,000	756,000
P i s and c o f i n s sundry member
IfrsStatementLineItems [Line Items]
Labor claims for health and security cases	136,000	131,000
I r r f i r and c s l commission expenses member | Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	153,000	142,000
Isolated fine failure to ratify d c o m p s member | Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	353,000	310,000
P i s and c o f i n s d cide fuels tax offset member | Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Adjusted value of cases	123,000	118,000
I r p j c s l l negative balance offset member | Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	R$ 203,000	R$ 187,000